Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 7.	EARNINGS (LOSS) PER SHARE:

Basic income (loss) per share is computed based upon the weighted average number of common shares outstanding for the period. When applicable, diluted income (loss) per share is calculated using two approaches. The first approach, the treasury stock method, reflects the potential dilution that could occur if outstanding stock options, warrants, restricted stock units and outstanding shares to be awarded to satisfy contingent consideration for the business combinations (collectively, the “Equity Awards”) were exercised and issued. The second approach, the if converted method, reflects the potential dilution of the Equity Awards, the 8% Convertible Unsecured Promissory Notes (the “2017 Notes”) described in Note 10 being exchanged for common stock. Under this method, interest expense, net of tax, if any, associated with the 2017 Notes, up through redemption, is added back to net income attributable to common stockholders and the shares outstanding are increased by the underlying 2017 Notes are considered to be issued.

For the three months ended March 31, 2020 and 2019, no shares related to the issuance of common stock upon exercise of the Equity Awards or the exchange of the 2017 Notes for common stock were considered in the calculation of diluted loss per share, as the effect would be anti-dilutive due to net losses attributable to common stockholders for both periods.

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Three Months Ended
	March 31, 2020	March 31, 2019
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(1,892,362)	(1,965,677)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(1,892,362)	(1,965,677)
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$(1,892,362)	(1,965,677)
Denominator for weighted average common shares outstanding:
Basic shares	3,175,040	1,807,403
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	3,175,040	1,807,403

Income (loss) per share – basic:	$(0.60)	(1.09)
Income (loss) per share – diluted:	$(0.60)	(1.09)

NOTE 10. EARNINGS / (LOSS) PER SHARE:

Basic income (loss) per share is computed based upon the weighted average number of common shares outstanding for the period. When applicable, diluted income (loss) per share is calculated using two approaches. The first approach, the treasury stock method, reflects the potential dilution that could occur if outstanding stock options, warrants, restricted stock units and outstanding shares to be awarded to satisfy contingent consideration for the business combinations described in Note 4 (collectively, the “Equity Awards”) were exercised and issued. The second approach, the if converted method, reflects the potential dilution of the Equity Awards, the 8% Convertible Unsecured Promissory Notes (the “2017 Notes”) described in Note 11 being exchanged for common stock. Under this method, interest expense, net of tax, if any, associated with the 2017 Notes, up through redemption, is added back to net income attributable to common stockholders and the shares outstanding are increased by the underlying 2017 Notes are considered to be issued.

For the twelve months ended December 31, 2019 and 2018, no shares related to the issuance of common stock upon exercise of the Equity Awards or the exchange of the 2017 Notes for common stock were considered in the calculation of diluted loss per share, as the effect would be anti-dilutive due to net losses attributable to common stockholders for both periods.

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Twelve Months Ended
	December 31,	December 31,
	2019	2018
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(6,029,978)	(19,480,701)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(6,029,978)	(19,480,701)
Interest expense on 2017 Notes, net of taxes	-	-
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$(6,029,978)	(19,480,701)
Denominator for weighted average common shares outstanding:
Basic shares	2,128,806	951,601
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	2,128,806	951,601

Income (loss) per share – basic:	$(2.83)	(20.47)

Income (loss) per share – diluted:	$(2.83)	(20.47)